Severance Indemnities And Pension Plans (Estimated Future Benefit Payments) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
Sep. 30, 2013
Domestic Subsidiaries, Pension Benefits And SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2013	¥ 21.1
For the remainder of the fiscal year ending March 31, 2014	21.9
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2013	40.0
For the remainder of the fiscal year ending March 31, 2014	2.4
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2013	0.4
For the remainder of the fiscal year ending March 31, 2014	¥ 0.4